American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2021

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.0%
Diversified Bond Fund Investor Class	26,551,681	294,723,661
Inflation-Adjusted Bond Fund Investor Class	7,810,759	102,789,587
NT High Income Fund Investor Class	3,223,787	32,205,632
Short Duration Fund Investor Class	8,088,767	84,527,620
Short Duration Inflation Protection Bond Fund Investor Class	6,447,635	72,406,940
		586,653,440
Domestic Equity Funds — 34.7%
Equity Growth Fund Investor Class	1,319,110	51,524,427
Focused Large Cap Value Fund Investor Class	8,973,101	112,612,417
Growth Fund Investor Class	569,144	33,141,246
Heritage Fund Investor Class	1,431,652	42,949,555
Mid Cap Value Fund Investor Class	4,092,351	82,215,322
NT Disciplined Growth Fund Investor Class	2,285,810	40,801,710
Small Cap Growth Fund Investor Class	874,716	23,897,229
Small Cap Value Fund Investor Class	2,035,704	23,186,669
Sustainable Equity Fund Investor Class	2,055,415	98,783,265
		509,111,840
International Fixed Income Funds — 13.7%
Emerging Markets Debt Fund Investor Class	2,673,702	28,020,397
Global Bond Fund Investor Class	9,362,557	97,651,466
International Bond Fund Investor Class	5,630,122	74,768,015
		200,439,878
International Equity Funds — 11.6%
International Growth Fund Investor Class	3,592,787	61,041,449
NT Global Real Estate Fund Investor Class	1,883,818	25,469,224
NT International Small-Mid Cap Fund Investor Class	986,142	15,807,855
NT International Value Fund Investor Class	6,372,102	66,970,791
		169,289,319
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,153,897,066)		1,465,494,477
OTHER ASSETS AND LIABILITIES†		(1,247)
TOTAL NET ASSETS — 100.0%		$1,465,493,230

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$296,467	$2,226	—	$(3,969)	$294,724	26,552	—	$1,016
Inflation-Adjusted Bond Fund	102,321	—	—	469	102,790	7,811	—	—
NT High Income Fund	32,435	382	$353	(258)	32,206	3,224	—	382
Short Duration Fund	84,239	611	—	(322)	84,528	8,089	—	280
Short Duration Inflation Protection Bond Fund	71,762	—	—	645	72,407	6,448	—	—
Equity Growth Fund	49,370	70	—	2,084	51,524	1,319	—	70
Focused Large Cap Value Fund	120,496	475	8,077	(282)	112,612	8,973	$1,306	475
Growth Fund	32,252	2,620	1,397	(334)	33,141	569	2,400	—
Heritage Fund	41,661	—	—	1,289	42,950	1,431	—	—
Mid Cap Value Fund	80,396	295	—	1,524	82,215	4,092	—	296
NT Disciplined Growth Fund	38,817	—	55	2,040	40,802	2,286	18	—
Small Cap Growth Fund	22,707	—	—	1,190	23,897	875	—	—
Small Cap Value Fund	22,674	23	—	490	23,187	2,036	—	23
Sustainable Equity Fund	93,976	—	674	5,481	98,783	2,055	301	—
Emerging Markets Debt Fund	28,087	253	—	(320)	28,020	2,674	—	252
Global Bond Fund	99,028	27	—	(1,404)	97,651	9,363	—	—
International Bond Fund	77,337	244	—	(2,813)	74,768	5,630	—	—
International Growth Fund	56,704	2,695	—	1,642	61,041	3,593	—	—
NT Global Real Estate Fund	25,255	—	434	648	25,469	1,884	143	—
NT International Small-Mid Cap Fund	15,118	—	—	690	15,808	986	—	—
NT International Value Fund	62,893	4,729	—	(651)	66,971	6,372	—	—
	$1,453,995	$14,650	$10,990	$7,839	$1,465,494	106,262	$4,168	$2,794
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.